Supplementary Financial Information (Quarterly Financial Data ) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Line Items]
Total revenues	$ 1,722,854	$ 1,801,786	$ 1,687,814	$ 1,583,655	$ 1,531,234	$ 1,575,756	$ 1,573,877	$ 1,448,958	$ 6,796,110	$ 6,129,825	$ 5,450,522
Gross profit	742,316	793,122	702,637	670,229	644,598	658,391	669,429	590,946	2,908,304	2,563,364	2,217,397
Net earnings	162,160	212,086	139,173	129,469	129,894	157,378	146,986	104,545	642,934	538,803	345,542
Net earnings attributable to Mylan Inc. common shareholders	161,964	211,257	138,550	129,079	129,491	156,698	146,446	104,175	640,850	536,810	223,580
Basic	$ 0.40	$ 0.52	$ 0.33	$ 0.30	$ 0.30	$ 0.37	$ 0.34	$ 0.24	$ 1.54	$ 1.25	$ 0.69
Diluted	$ 0.39	$ 0.51	$ 0.33	$ 0.30	$ 0.30	$ 0.36	$ 0.33	$ 0.23	$ 1.52	$ 1.22	$ 0.68
Share prices, high	$ 28.30	$ 24.55	$ 23.54	$ 23.69	$ 21.83	$ 24.97	$ 25.23	$ 23.83
Share prices, low	$ 23.44	$ 21.54	$ 20.64	$ 20.75	$ 16.16	$ 16.99	$ 22.04	$ 21.14
Litigation settlements, net			$ (12,200)		$ 20,100			$ 24,000	$ (3,133)	$ 48,556	$ 127,058